Annual Total Returns - Fidelity Freedom Blend Income Fund [BarChart] - 03.31 Fidelity Freedom Blend Funds - Class K Combo Pro-04 - Fidelity Freedom Blend Income Fund	Jul. 13, 2021
Bar Chart Table:
Annual Return, Inception Date	Aug. 31, 2018
Fidelity Freedom Blend Income Fund- Class K
Bar Chart Table:
Annual Return 2019	10.61%
Annual Return 2020	8.75%